Going Concern (Details) (USD $)	3 Months Ended			12 Months Ended		26 Months Ended
	Mar. 31, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Going Concern (Textual)
Net (Loss)	$ (8,735)	$ (426,054)	$ (399,072)	$ (37,589)	$ (29,945)	$ (76,269)
Working Capital			$ (51,000)	$ (51,000)		$ (51,000)